Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000125912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SFT Balanced Stabilization Fund
C000072676
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000072677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000140836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SFT Macquarie Growth Fund
C000140837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SFT Macquarie Small Cap Growth Fund
C000162345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SFT Equity Stabilization Fund
C000004536
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SFT Government Money Market Fund
C000072678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000072679
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000072680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000072681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000072687
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000072686
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000140840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SFT T. Rowe Price Value Fund
C000140838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000140839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Without Sales Load [Member] | C000125912
Average Annual Return [Line Items]
Average Annual Return, Percent	13.53%	7.54%		7.67%
Without Sales Load [Member] | C000072676
Average Annual Return [Line Items]
Average Annual Return, Percent	0.99%	(0.32%)		1.65%
Without Sales Load [Member] | C000072677
Average Annual Return [Line Items]
Average Annual Return, Percent	0.73%	(0.57%)		1.39%
Without Sales Load [Member] | C000140836
Average Annual Return [Line Items]
Average Annual Return, Percent	23.95%	16.23%		15.20%
Without Sales Load [Member] | C000140837
Average Annual Return [Line Items]
Average Annual Return, Percent	14.12%	6.05%		8.82%
Without Sales Load [Member] | C000162345
Average Annual Return [Line Items]
Average Annual Return, Percent	9.89%	2.58%	4.82%
Without Sales Load [Member] | C000004536
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%	2.06%		1.31%
Without Sales Load [Member] | C000072678
Average Annual Return [Line Items]
Average Annual Return, Percent	13.58%	9.96%		9.34%
Without Sales Load [Member] | C000072679
Average Annual Return [Line Items]
Average Annual Return, Percent	13.30%	9.69%		9.06%
Without Sales Load [Member] | C000072680
Average Annual Return [Line Items]
Average Annual Return, Percent	24.75%	14.28%		12.86%
Without Sales Load [Member] | C000072681
Average Annual Return [Line Items]
Average Annual Return, Percent	24.44%	14.00%		12.58%
Without Sales Load [Member] | C000072687
Average Annual Return [Line Items]
Average Annual Return, Percent	6.42%	4.42%		5.52%
Without Sales Load [Member] | C000072686
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%	4.16%		5.25%
Without Sales Load [Member] | C000140840
Average Annual Return [Line Items]
Average Annual Return, Percent	14.63%	10.02%		8.93%
Without Sales Load [Member] | C000140838
Average Annual Return [Line Items]
Average Annual Return, Percent	25.34%	12.46%		11.77%
Without Sales Load [Member] | C000140839
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	12.18%		11.49%
SP500 / US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> /Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	15.04%	8.67%		8.52%
SECURIAN INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
SECURIAN INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
SECURIAN INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%		16.78%
SECURIAN INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%	6.86%		8.09%
SP500LV / BMI Low Volatility / BUS 3mth Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SP500LV / BMI Low Volatility / BUS 3mth Treasury
Average Annual Return, Percent	10.24%	4.45%	6.95%
SECURIAN INDEX: BLOOMBERG US 3 MONTH TREASURY BELLWETHER INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 3 Month Treasury Bellwether Index
Average Annual Return, Percent	5.29%	2.51%		1.80%
SECURIAN INDEX: S&P 400 MIDCAP TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 400 MidCap TR
Average Annual Return, Percent	13.93%	10.34%		9.68%
SECURIAN INDEX: S&P 400 MIDCAP TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 400 MidCap TR
Average Annual Return, Percent	13.93%	10.34%		9.68%
SECURIAN INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
SECURIAN INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
SECURIAN INDEX: FTSE NAREIT All Equity REITs TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Total Return Index
Average Annual Return, Percent	4.92%	3.29%		5.83%
SECURIAN INDEX: FTSE NAREIT All Equity REITs TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Total Return Index
Average Annual Return, Percent	4.92%	3.29%		5.83%
SECURIAN INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.37%	8.68%		8.49%
SECURIAN INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
SECURIAN INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%	3.15%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%
SECURIAN INDEX: CONSUMER PRICE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index
Average Annual Return, Percent	2.89%	4.20%		3.00%